Document and Entity Information	12 Months Ended
Apr. 25, 2014
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Apr. 25, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Trading Symbol	MDT
Entity Registrant Name	Medtronic Holdings Ltd
Entity Central Index Key	0001613103
Entity Filer Category	Large Accelerated Filer